Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000260041 | British Virgin Islands
Holdings [Line Items]
Percent of Total Investments	1.37%
C000260041 | Rights
Holdings [Line Items]
Percent of Total Investments	1.02%
C000260041 | Warrants
Holdings [Line Items]
Percent of Total Investments	1.34%
C000260041 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.68%
C000260041 | Special Purpose Acquisition Companies (SPACS)
Holdings [Line Items]
Percent of Total Investments	81.96%
C000260041 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.08%
C000260041 | United States
Holdings [Line Items]
Percent of Total Investments	17.13%
C000260041 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	81.42%
C000260042 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.76%
C000260042 | Renewable Energy
Holdings [Line Items]
Percent of Total Investments	0.46%
C000260042 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.02%
C000260042 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	1.32%
C000260042 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	1.46%
C000260042 | Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260042 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	2.71%
C000260042 | Insurance
Holdings [Line Items]
Percent of Total Investments	2.95%
C000260042 | Media
Holdings [Line Items]
Percent of Total Investments	3.50%
C000260042 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	3.59%
C000260042 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	3.98%
C000260042 | Financial Services
Holdings [Line Items]
Percent of Total Investments	4.96%
C000260042 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Total Investments	5.27%
C000260042 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	5.49%
C000260042 | Banking
Holdings [Line Items]
Percent of Total Investments	7.52%
C000260042 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.20%
C000260042 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	10.22%
C000260042 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	10.28%
C000260042 | Utilities
Holdings [Line Items]
Percent of Total Investments	11.76%
C000260042 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.65%
C000260043 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.13%
C000260043 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	5.23%
C000260043 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	3.07%
C000260043 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	19.63%
C000260043 | Insurance
Holdings [Line Items]
Percent of Total Investments	2.81%
C000260043 | Financial Services
Holdings [Line Items]
Percent of Total Investments	5.99%
C000260043 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	3.86%
C000260043 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	7.04%
C000260043 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	14.41%
C000260043 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.26%
C000260043 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.32%
C000260043 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.25%
C000260043 | United States
Holdings [Line Items]
Percent of Total Investments	90.46%
C000260043 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.87%
C000260043 | Canada
Holdings [Line Items]
Percent of Total Investments	5.67%
C000260045 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.95%
C000260045 | Financial Services
Holdings [Line Items]
Percent of Total Investments	6.64%
C000260045 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000260045 | Utilities
Holdings [Line Items]
Percent of Total Investments	88.61%
C000260045 | United States
Holdings [Line Items]
Percent of Total Investments	45.53%
C000260045 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.07%
C000260045 | Canada
Holdings [Line Items]
Percent of Total Investments	3.18%
C000260045 | Portugal
Holdings [Line Items]
Percent of Total Investments	1.86%
C000260045 | Bermuda
Holdings [Line Items]
Percent of Total Investments	2.81%
C000260045 | Austria
Holdings [Line Items]
Percent of Total Investments	3.05%
C000260045 | Finland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000260045 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.34%
C000260045 | Italy
Holdings [Line Items]
Percent of Total Investments	7.87%
C000260045 | Germany
Holdings [Line Items]
Percent of Total Investments	8.66%
C000260045 | Spain
Holdings [Line Items]
Percent of Total Investments	12.13%
C000259963 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000259963 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	12.40%
C000259963 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.51%
C000259967 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000259967 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	12.29%
C000259967 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.65%
C000259968 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259968 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	10.06%
C000259968 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	89.86%
C000259969 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259969 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	8.33%
C000259969 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	91.57%
C000259970 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.69%
C000259970 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	10.59%
C000259970 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	86.72%
C000259971 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000259971 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	7.94%
C000259971 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	91.94%
C000259972 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000259972 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	6.27%
C000259972 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	93.67%
C000259973 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259973 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	9.42%
C000259973 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	90.50%
C000259974 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000259974 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	8.52%
C000259974 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	91.39%
C000259964 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259964 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	7.33%
C000259964 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	92.59%
C000259965 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000259965 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	10.53%
C000259965 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	89.38%
C000259966 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.07%
C000259966 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	12.69%
C000259966 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	87.24%
C000260046 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.89%
C000260046 | Media
Holdings [Line Items]
Percent of Total Investments	3.97%
C000260046 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	35.58%
C000260046 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.44%
C000260046 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	43.12%
C000260046 | United States
Holdings [Line Items]
Percent of Total Investments	91.65%
C000260046 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000260046 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.05%